OTHER EXPENSE (INCOME) (Tables)	12 Months Ended
Dec. 31, 2024
Other expense (income) [Abstract]
Schedule of other expense (income)

For the years ended December 31	2024	2023
Other Expense:
Litigation costs	$25	$21
Loss on warrant investments at FVPL	4	4
Bank charges	4	3
Porgera care and maintenance costs	—	65
Tanzania community relations projects[1]	40	30
Tax interest and penalties	62	—
Tongon customs and royalty settlement	60	—
Payment to Mali Government to advance negotiations[3]	84	—
Litigation accruals and settlements	—	15
Other	57	53
Total other expense	$336	$191
Other Income:
Gain on acquisition/sale of non-current assets[2]	($24)	($364)
Twiga partnership economic benefits sharing adjustment	(22)	—
Insurance proceeds related to Pueblo Viejo	(46)	—
Gain on non-hedge derivatives	(13)	(1)
Interest income on other assets	(17)	(21)
Total other income	($122)	($386)
Total	$214	($195)
[1]2024 amounts relate to commitment for road construction and 2023 amounts relate to education infrastructure program, both under the Twiga partnership.
[2]2023 includes a gain of $352 million upon completion of the Porgera Project Commencement Agreement which resulted in the derecognition of the joint operation and recognition of the joint venture for the Porgera mine (refer to note 4 for further details).
[3]Refer to note 35 for further details.